Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
U.S. Federal income tax expense		$ (13,000)
State and local income tax expense		(1,000)
Total income tax expense		(14,000)
Current income tax expense		(14,000)
Deferred income tax expense
Total income tax expense		$ (14,000)